SEMI-ANNUAL
REPORT

*Not yet available for sale to investors



[LOGO]
RETIREMENT SYSTEM
Fund Inc.

CORE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERMEDIATE-TERM FIXED-INCOME FUND
MONEY MARKET FUND
VALUE EQUITY FUND*
INTERNATIONAL EQUITY FUND*
ACTIVELY MANAGED FIXED-INCOME FUND*

1997

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064

TABLE OF CONTENTS
------------------------------------------------------

President's Message......................................................          1
Investment Review........................................................          2
Financial Statements of Investment Funds.................................          6
    Core Equity Fund.....................................................          6
    Emerging Growth Equity Fund..........................................         10
    Intermediate-Term Fixed-Income Fund..................................         15
    Money Market Fund....................................................         18
Notes to Financial Statements............................................         21
Officers, Consultants, Investment Managers,
  Custodians, Distributor, Transfer Agent................................         32
Board of Directors.......................................................         33

Note: Investors currently may purchase shares of the Core Equity Fund, the Emerging Growth Equity Fund, the Intermediate-Term Fixed-Income Fund and the Money Market Fund. Shares of the Value Equity Fund, the International Equity Fund and the Actively Managed Fixed-Income Fund, as described in Retirement System Fund Inc.'s Prospectus, are not yet available for sale to investors.

This Semi-Annual Report is unaudited.

PRESIDENT'S MESSAGE
                 To Our Shareholders:

                 During the six-month period ended March 31, 1997, the trend that has been prevalent during the past few years--moderate economic growth, fluctuating interest rates, favorable inflation rates, heavy corporate stock repurchases and massive cash inflows by mutual fund investors--continued unabated.

                     Equity markets showed ongoing strength, with strong returns in the first quarter of the fiscal year, followed by more volatile returns in the second quarter. The S&P 500, a representative index of the U.S. broad equity market, rose 11.24% for the entire period (8.42% and 2.61%, respectively, for the two consecutive quarters). Second quarter volatility was also apparent in the Russell 2000, a small cap index, which ended the six-month period down 0.24%, and down 5.17% for the three months ended March 31, 1997. Fixed-income markets, affected by the continuing strong economic growth and concerns about higher inflation and the resulting upward movement in interest rates, experienced negative returns in the second quarter of the fiscal year, but still finished the six months ended March 31, 1997 with positive results.

                     During the six-month period, two funds--the
                 Intermediate-Term Fixed-Income Fund and the Money Market Fund--outperformed their respective Lipper benchmarks. However, over the longer term, the funds were more uniformly successful, with all the investment funds outperforming their respective Lipper benchmarks for the five-year period ended March 31, 1997.

                     During the fiscal year-to-date, assets under Fund
                 management have grown substantially, increasing by $8 million, to $30.8 million at March 31, 1997.

                     On behalf of the Board of Directors, I'd like to thank our shareholders for choosing Retirement System Fund Inc. to help meet your investment goals. I'd also like to thank the members of the Board for their valuable counsel and assistance.

                                               Sincerely,

                                                          [SIG]

                                               William Dannecker
                                               President and Director

INVESTMENT REVIEW
                 EQUITY FUNDS

                 For the first six months of fiscal year 1997, the domestic equity market indices (principally for large cap stocks), showed substantial strength in the fourth quarter 1996 and modest strength for the first quarter 1997. For the full period, the Dow Jones Industrial Average (DJIA) reflected the highest gains at 13.17%. During this period, cyclical stocks were generally in favor and the DJIA benefited accordingly, since this index contains a number of cyclical stocks. The S&P 500, a representative index of the U.S. broad equity market, rose 11.24% for the period (8.42% and 2.61%, respectively, for the last two quarters).

                     Large cap growth stocks, as measured by the Russell 1000
                 Growth Index, were more sensitive to investor sentiment, which became more bearish in the first quarter, and returned 6.61% (6.04% of the return coming in the fourth quarter 1996). The Russell 2000, a small capitalization index, was one of the worst performing indices at -0.24% for the last six months, and down 5.17% for trailing three months ended March 31, 1997. (For the six-month period, the Russell 2000 Growth Index, however, was down 10.25%, and reflected a -10.49% result for the most recent quarter.)

                     Value oriented stocks (traditionally, stocks selling at low
                 p/e's, low price/book ratios and/or high dividend yields) performed well over the past six months. The representative index for this investment discipline, the Russell 1000 Value Index, returned 12.79% (9.98% for the fourth quarter 1996 and 2.56% for the first quarter 1997).

                     Moderate economic growth, low inflation rates, favorable
                 interest rates, heavy corporate stock repurchases and substantial cash inflow by mutual fund investors have propelled the stock market over the past few years. Thus far in fiscal year 1997, this trend has continued (as was the case also for the first half year of fiscal year 1996). Corporate earnings have benefited from productivity gains from technological innovations, downsizing of costs, and the improved competitive position of U.S. companies, in spite of a rising dollar.

                     Economic growth (Gross Domestic Product, or "GDP") was
                 strong, growing at an annualized rate of 3.8% for the fourth quarter 1996. The momentum continued for the first quarter of 1997.

                     Assuming a 2% to 3% GDP pace, on average, the key to future earnings growth will be the interaction of productivity gains and product price increases versus higher wage and raw material costs. The extent of recovery in foreign economies will also play a major role. Looking forward, meaningful stock market gains would seem to depend upon no substantial increases in interest rates and the continuation of earnings growth momentum. Also, ongoing share repurchases should continue to help stock prices. Conversely, market volatility risk could increase if higher interest rates accompanied by profit pressures develop, particularly if strong cash flow trends into equity mutual funds moderate significantly. Subsequent to March 31, 1997, interest rates have continued to fluctuate and the equity markets have been very volatile as a result, with the small capitalization company indices being the most severely impacted to date.

                 CORE EQUITY FUND

                 The Core Equity Fund posted an 3.91% return for the six months ended March 31, 1997, compared to a return of 8.63% for the Lipper Growth and Income Funds Average, its performance comparison benchmark. For the one-year period ended March 31, 1997, the Fund returned 17.07% versus the 15.47% return of the Lipper benchmark. For the three-year period ended March 31, 1997, the Fund returned 21.90% per year, outpacing the 17.89% annualized return of its benchmark, and ranked in the top 5% of the Lipper Growth & Income Fund grouping (15th out of 341 funds). Since inception (June 1, 1991 to March 31, 1997), this Fund achieved an annualized return of 16.59%, and ranked in the top 6% of the Lipper Growth and Income Funds' grouping (11th out of 195 funds).

                 EMERGING GROWTH EQUITY FUND

                 For the six-month period ended March 31, 1997, the Emerging Growth Equity Fund reflected a return of -17.12%, while its benchmark, the Lipper Small Company Growth Funds Average, returned -4.60%. For the one-year period ended March 31, 1997, the Fund returned -0.59%, as compared to the 4.67% return of its Lipper benchmark. For the three-year period ended March 31, 1997, the Fund's annualized return of 20.98% outperformed by more than seven percentage points the 13.63% annualized return of its benchmark. This return placed the Fund in the top 7% (15th out of 227 funds) of its Lipper grouping. Since inception (June 1, 1991 to March 31, 1997) the Fund achieved a 20.94% annualized return, outpacing the 14.61% annualized return for its Lipper benchmark by a considerable margin. This return placed the Fund in the top 4% of the Lipper Small Company Growth Funds' grouping (3rd out of 83 funds).

                 FIXED-INCOME FUNDS

                 In the fourth quarter of 1996, inflation remained under control, as the Consumer Price Index (CPI) was up 0.5% for the period. It was a period when interest rates throughout the yield curve were declining most of the time and a period during which the Federal Reserve (late in the quarter) was becoming more sensitive to underlying inflationary concerns as a result of the robust economy. For the longer-term portion of the yield curve, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, rose 3.00% for the quarter. For the short- to-intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the total quarterly return was up 2.31%; and cash equivalent-type investments (the 90-Day Treasury Bills) increased 1.22% for this period.

                     The first quarter of 1997 (like the first quarter of 1996)
                 reflected a turn in events--intermediate and longer-term interest rates rose substantially with the 5-year Treasury increasing to 6.75% at quarter end from 6.21% at December 31, 1996 and the 30-year Treasury up to 7.09% at March 31, 1997 from 6.64% at December 31, 1996. On March 25, 1997, the Federal Reserve (FED) Committee did increase the Federal Funds Rate by 25 basis points to 5.50%, but kept the Discount Rate unchanged at 5.00% (this was the first action taken by the FED in 14 months).

                 Moreover, the outlook remains bright for continued strong economic growth, thereby strengthening inflationary concerns and further increases in interest rates. As a result of the conditions that prevailed during this quarter, the bond markets reflected negative returns (the same situation that also prevailed for the first quarter of 1996). However, the Lehman Brothers Government-Intermediate Bond Index (a proxy for the short- to-intermediate securities) finished the six-month period ended March 31, 1997 up 2.29%. The 90-Day U.S. Treasury Bills returned 2.48% for this six-month period.

                 INTERMEDIATE-TERM FIXED-INCOME FUND

                 The Intermediate-Term Fixed-Income Fund returned 2.53% for the fiscal year-to-date ended March 31, 1997, and compared favorably to its benchmark, the Lipper Short-Intermediate (1 to 5 year maturity) U.S. Government Funds grouping, which returned 2.25%. For the one year ended March 31, 1997, this Fund achieved a 4.91% return, compared to a 4.38% return for the Lipper benchmark. With an annualized return of 6.91% since inception (June 1, 1991 to March 31, 1997), this Fund outperformed the Lipper benchmark's performance of 6.21% per year for the same period, and ranked in the top 12% of its Lipper grouping (3rd out of 26 funds).

                     The Intermediate-Term Fixed-Income Fund emphasizes quality of holding, with 98% in U.S. Treasury and U.S. Government and Agency issues, and 2% in Repurchase Agreements collateralized with U.S. Treasury securities. At March 31, 1997, the Fund reflected an average maturity of 2.4 years and an average duration of 2.2 years, versus 3.7 years and 3.0 years, respectively, at September 30, 1996.

                 MONEY MARKET FUND

                 For the six-month period ended March 31, 1997, the Money Market Fund posted a return of 2.45%, comparing favorably to the Lipper Retail Money Market Funds Average return of 2.35% and the Donoghue All-Taxable Money Funds Average return of 2.44% for the same period. For the one-year period ended March 31, 1997 the Fund produced a return of 5.02% and compared favorably to both representative benchmarks for this period. The Fund achieved a respectable five-year average return of 4.91%, outpacing the Lipper Retail Money Market Fund Average of 4.01% per annum and equaling the Donoghue Average annual return of 4.91%.

                     Since inception (April 1, 1991 through March 31, 1997), the
                 Fund achieved an annualized return of 4.20% versus 4.17% per year for the Lipper Average and a 4.25% annualized return for the Donoghue Average.

                     The Money Market Fund emphasizes quality holdings, with 96%
                 in U.S. Government Agency issues and 4% in Repurchase Agreements collateralized with U.S. Treasury securities. On March 31, 1997, the average maturity of all portfolio holdings was 19 days versus 36 days, six months ago (September 30, 1996).

                                          EQUITY FUNDS
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 1997

                 ---------------------------------------------------------------

                                                                                      Annualized
                                                                         ------------------------------------
                                                                                                    Since
                                                  6 Months     1 Year     3 Years     5 Years    Inception(2)
                                                 ----------  ----------  ----------  ----------  ------------
                   CORE EQUITY FUND                   3.91%      17.07%      21.90%      17.75%       16.59%
                   Lipper Growth & Income Funds
                    Average(3)                        8.63       15.47       17.89       14.21        13.66
                   EMERGING GROWTH EQUITY FUND      -17.12       -0.59       20.98       19.95        20.94
                   Lipper Small Company Growth
                    Funds Average(3)                 -4.60        4.67       13.63       13.34        14.61

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Covers the period from 6/1/91 through 3/31/97.
                 3. Lipper Analytical Services is an independent reporting service that measures the performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 1997

                 ---------------------------------------------------------------

                                                                                           Annualized
                                                                              ------------------------------------
                                                                                                         Since
                                                      6 Months      1 Year     3 Years     5 Years     Inception
                                                    ------------  ----------  ----------  ----------  ------------
                   INTERMEDIATE-TERM FIXED-INCOME
                    FUND                                  2.53%        4.91%       4.96%       6.28%        6.91%
                   Lipper Short-Intermediate
                    (1 to 5 year maturity)
                    U.S. Government Funds Average         2.25         4.38        5.11        5.56         6.21(2)
                   MONEY MARKET FUND(3)                   2.45         5.02        4.91        4.11         4.20(4)
                   Donoghue All Taxable Money Fund
                    Average(5)                            2.44         4.92        4.91        4.10         4.25(4)
                   Lipper Retail Money Market
                    Funds Average(6)                      2.35         4.76        4.81        4.01         4.17(4)

                 1. All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Covers the period from 6/1/91 through 3/31/97.
                 3. Investment in the Money Market Fund is neither insured or guaranteed by the U.S. Government and there is no assurance that the fund will maintain a steady net asset value of $1.00 per share.
                 4.  Covers the period from 4/1/91 through 3/31/97.
                 5. Reported by the Donoghue Money Fund Reporting Service. The performance results reflect an unmanaged index and are net, since expenses are applicable.
                 6. Lipper Analytical Services is an independent reporting service that measures performance of most U.S. mutual funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
CORE EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 SHARES                                                           VALUE
---------                                                      -----------
     COMMON STOCKS                   90.9%
            AEROSPACE                              4.4%
   1,000    Boeing Corp.                                       $    98,624
   4,800    Lockheed Martin Corp.                                  403,200
                                                               -----------
                                                                   501,824
                                                               -----------
            AUTOMOBILES                            0.6%
   1,640    Chrysler Corporation                                    49,200
     500    Snap-On Tools Inc.                                      19,375
                                                               -----------
                                                                    68,575
                                                               -----------
            BANKING                                6.4%
   2,600    BankAmerica Corp.                                      261,950
   2,576    Chase Manhattan Corp.                                  241,177
   2,000    Citicorp                                               216,500
                                                               -----------
                                                                   719,627
                                                               -----------
            BUILDING PRODUCTS                      1.7%
   3,000    Armstrong World Industries
              Inc.                                                 194,250
                                                               -----------
            CHEMICALS                              2.7%
   2,900    E.I. Du Pont De Nemours &
              Company                                              307,400
                                                               -----------
            COMPUTER SYSTEMS                       2.5%
   2,100    International Business
              Machines Corp.                                       288,488
                                                               -----------
            DRUG AND HEALTH CARE                   2.7%
   5,800    Johnson & Johnson                                      306,675
                                                               -----------
            ELECTRONICS AND ELECTRICAL            14.9%
   2,400    Cisco Systems Inc.*                                    115,500
   1,600    EMC Corp.                                               56,800
   8,800    Emerson Electric Company                               396,000
   4,600    General Electric Company                               456,550
   5,200    Hewlett Packard Corp.                                  276,900
   2,600    Intel Corp.                                            361,400
     500    Seagate Technology Inc.                                 22,438
                                                               -----------
                                                                 1,685,588
                                                               -----------
            ENERGY                                 7.7%
   4,100    Dresser Industries Inc.                                124,025
   4,100    Exxon Corp.                                            441,775
     600    Royal Dutch Petroleum Company                          105,000
   1,800    Texaco Inc.                                            197,100
                                                               -----------
                                                                   867,900
                                                               -----------

                   See Notes to Financial Statements

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 SHARES                                                           VALUE
---------                                                      -----------
            ENGINEERING AND CONSTRUCTION           1.9%
   4,200    Fluor Corp.                                        $   220,500
                                                               -----------
            FINANCIAL SERVICES                     8.9%
   7,900    Federal National Mortgage
              Association                                          285,388
   1,100    Morgan (J.P.) & Company Inc.                           108,075
   5,900    Sunamerica, Inc.                                       221,988
   6,400    Sunamerica, Inc. Pfd                                   252,800
   3,000    Travelers Group, Inc.                                  143,625
                                                               -----------
                                                                 1,011,876
                                                               -----------
            FOOD AND SERVICES                      3.1%
   9,400    Dole Food Company                                      354,850
                                                               -----------
            INSURANCE                              3.3%
   5,300    Allstate Corp.                                         314,687
     400    General Re Corp                                         63,200
                                                               -----------
                                                                   377,887
                                                               -----------
            MACHINERY AND ENGINEERING              3.3%
   6,300    Cincinnati Milacron Inc.                               118,125
   5,500    Deere & Company                                        239,250
     400    Ingersoll-Rand Company                                  17,450
                                                               -----------
                                                                   374,825
                                                               -----------
            METALS AND MINING                      3.4%
   1,000    Aluminum Company of America                             68,000
   4,100    Potash Corp. of Saskatchewan                           311,600
                                                               -----------
                                                                   379,600
                                                               -----------
            MISCELLANEOUS                          2.2%
   2,200    Philip Morris Companies Inc.                           251,075
                                                               -----------
            MULTI INDUSTRY                         2.8%
   4,500    Allied Signal Inc.                                     320,625
                                                               -----------
            OFFICE AND BUSINESS EQUIPMENT          2.1%
   4,100    Xerox Corp.                                            233,188
                                                               -----------
            PHARMACEUTICALS                        2.9%
     200    Amgen                                                   11,175
     400    Lilly & Co.                                             32,900
   3,400    Pfizer Inc.                                            286,025
                                                               -----------
                                                                   330,100
                                                               -----------

 SHARES                                                           VALUE
---------                                                      -----------
            RETAIL                                 1.0%
   1,700    Federated Department Stores                        $    55,888
   1,200    Sears Roebuck & Company                                 60,300
                                                               -----------
                                                                   116,188
                                                               -----------
            SOFTWARE                               7.8%
     200    BMC Software, Inc.                                       9,200
   9,100    Computer Associates
              International, Inc.                                  353,763
   3,000    Electronic Data Systems Corp.                          121,125
   9,600    Informix Corp.*                                        144,000
   6,000    Oracle Systems Corp.*                                  231,000
     200    Parametric Technology Corp.*                             9,000
   1,000    Structural Dynamics Research*                           20,500
                                                               -----------
                                                                   888,588
                                                               -----------
            TELECOMMUNICATIONS                     4.6%
   3,100    American Telephone & Telegraph
              Corp.                                                107,725
   2,004    Lucent Technologies, Inc.                              105,710
   8,400    Tellabs Inc.*                                          302,400
                                                               -----------
                                                                   515,835
                                                               -----------
Total Common and Preferred Stocks (Cost $7,401,519)            $10,315,464
                                                               -----------
PRINCIPAL
AMOUNT
---------
 SHORT TERM INVESTMENTS
            REPURCHASE AGREEMENT                   4.4%
$475,000    Bear Stearns & Co. Inc. Dated
              3/31/1997 6.28% due 4/1/1997
              collateralized by $3,060,000
              United States Treasury
              Strips due 11/15/2022 (Value
              $484,826)                                            475,000
                                                               -----------
Total Investments (Cost $7,876,519)               95.3%        $10,790,464
                                                               -----------

# OF                                        EXPIRATION DATE/
CONTRACTS                                     STRIKE PRICE
---------                                   ----------------
WRITTEN COVERED CALL OPTIONS
      10    General Electric Co.          June 1997 / 110
              (Premiums Received $5,095)                            (1,625)
                                                               -----------

Other Assets, Less Liabilities                     4.7%            537,189
                                                 -----         -----------
Net Assets                                       100.0%        $11,326,028
                                                 -----         -----------
                                                 -----         -----------

*Denotes non-income producing security.

See Notes to Financial Statements      7

Statement of Assets and Liabilities                   March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
  $7,876,519)--Note 2                                   $10,790,464
  Cash                                                      426,540
  Receivable for investments sold                            35,219
  Receivable for shares sold                                152,705
  Dividends and interest receivable                          16,335
  Other assets                                               14,252
                                                        -----------
                                                         11,435,515
LIABILITIES:
  Options written (premiums received $5,095)   $ 1,625
  Payable for investments purchased             77,652
  Accrued expenses and other                    30,210      109,487
                                               -------  -----------
NET ASSETS at value, applicable to 565,820
  outstanding shares--Note 5                            $11,326,028
                                                        -----------
                                                        -----------
NET ASSET VALUE offering and redemption price
  per share
  ($11,326,028 divided by 565,820 shares)               $     20.02
                                                        -----------
                                                        -----------

Statement of Operations              Six Months Ended March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $ 24,699
    Dividends                                    75,464
                                               --------
       Total Income                                      $100,163
  Expenses:
    Investment manager's fees--Note 3            31,636
    Shareholder servicing fees and
    expenses--Note 3                             31,636
    Distribution fee--Note 3                     10,545
    Custodian fees and expenses                   3,732
    Legal and auditing fees                       4,773
    Directors' fees and expenses                  6,531
    Printing and postage                          5,807
    Registration fees                             7,656
    Other                                         1,367
                                               --------
       Total expenses                           103,683
       Less expense reimbursement--Note 3       (54,616)
                                               --------
       Net expenses                                        49,067
                                                         --------
INVESTMENT INCOME--NET                                     51,096
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--Note 4:
  Net realized gain on investments              127,215
  Unrealized appreciation on investments        110,215
                                               --------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS                                             237,430
                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $288,526
                                                         --------
                                                         --------

                   See Notes to Financial Statements

Statement of Changes in Net Assets
----------------------------------------------------------------------------

                                                                        SIX MONTHS
                                                                           ENDED
                                                                          3/31/97    YEAR ENDED
                                                                        (UNAUDITED)   9/30/96
                                                                        -----------  ----------
OPERATIONS:
  Investment income--net                                                $    51,096  $   85,853
  Net realized gain on investments                                          127,215     364,855
  Unrealized appreciation on investments                                    110,215     980,258
                                                                        -----------  ----------
  Increase in net assets resulting from operations                          288,526   1,430,966
                                                                        -----------  ----------
DIVIDEND DISTRIBUTION--Note 2:
  Investment income--net                                                    (93,023)    (86,059)
  Realized gain on investments                                             (338,161)          0
                                                                        -----------  ----------
                                                                           (431,184)    (86,059)
                                                                        -----------  ----------
CAPITAL TRANSACTIONS--Note 5:
  Value of shares sold                                                    2,627,049   2,533,992
  Value of shares redeemed                                                 (454,052)   (757,380)
  Value of shares issued in reinvestment of dividend distribution           430,673      86,059
                                                                        -----------  ----------
  Net increase in net assets resulting from capital transactions          2,603,670   1,862,671
                                                                        -----------  ----------
  Net increase                                                            2,461,012   3,207,578
NET ASSETS at beginning of period                                         8,865,016   5,657,438
                                                                        -----------  ----------
NET ASSETS at end of period                                             $11,326,028  $8,865,016
                                                                        -----------  ----------
                                                                        -----------  ----------

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 SHARES                                            VALUE
---------                                       -----------
COMMON STOCKS                   84.7%
            APPAREL AND TEXTILE          2.9%
   2,100    Gadzooks Inc.*                      $    66,150
   5,890    St. John Knits Inc.                     254,743
                                                -----------
                                                    320,893
                                                -----------
            BROADCASTING AND
              PUBLISHING                 2.4%
   3,600    Granite Broadcasting
              Corp.*                                 34,650
   2,700    Heftel Broadcasting Corp.
              Class A*                              124,200
   1,500    SFX Broadcasting Inc.*                   42,375
     600    Sinclair Broadcast Group
              Inc.*                                  15,600
   2,100    Young Broadcasting Corp.
              Class A*                               50,138
                                                -----------
                                                    266,963
                                                -----------
            BUSINESS AND PUBLIC
              SERVICES                  10.4%
   2,100    Acres Gaming, Inc.*                       9,713
     100    Ameritrade Holding Corp.
              Class A*                                1,563
   1,400    Carriage Services, Inc.*                 26,600
   1,300    CCC Information Services
              Group*                                 15,275
   2,000    Claremont Technology
              Group*                                 47,000
   2,000    Computer Task Group Inc.                 71,000
   4,320    Concord EFS, Inc.*                       81,000
   4,700    Cotelligent Group Inc.*                  42,300
   1,700    Delta Financial Corp.*                   30,813
   4,950    Equity Corporation
              International*                        103,950
   4,420    Keane Inc.*                             145,308
   2,200    Lamar Advertising Co.*                   43,450
     800    Learning Tree
              International, Inc.*                   22,200
   1,100    Metzler Group, Inc.*                     23,788
   1,400    Outdoor Systems, Inc.*                   40,600
   1,600    PJ America Inc.*                         22,800
   3,600    Precision Response Corp.*                85,050
   3,000    Raptor Systems, Inc.*                    38,625
   4,050    Splash Technologies
              Holdings*                              99,225
   2,900    Strayer Education Inc.*                  56,550
   1,600    Sykes Enterprises, Inc.*                 50,600
   1,000    The Registry, Inc.*                      35,000
   1,800    Universal Outdoor
              Holdings*                              52,200
                                                -----------
                                                  1,144,610
                                                -----------
            COMMERCIAL SERVICES          5.7%
   3,250    Brightpoint Inc.*                        52,813
   1,687    Corestaff Inc.*                          32,686
   3,900    Fine Host Corp.*                         91,163
   2,100    FYI Inc.*                                42,788
   2,800    Judge Group, Inc.*                        9,975
   2,850    Lason Holdings Inc.*                     56,288
   2,700    National Techteam Inc.*                  41,850
   3,400    NCO Group, Inc.*                         73,100

 SHARES                                            VALUE
---------                                       -----------
   4,200    PMT Services Inc.*                  $    45,675
   4,200    Promedco Management Co.*                 37,800
   2,340    Robert Half International
              Inc.*                                  81,608
   3,000    Superior Services Inc.*                  66,750
                                                -----------
                                                    632,496
                                                -----------
            CONSUMER GOODS AND
              SERVICES                  11.6%
   2,550    Blyth Industries Inc.*                   92,119
   3,000    Cuno Inc.*                               46,125
   5,100    Finish Line (the) Class
              A*                                    112,200
   5,100    French Fragrances, Inc.*                 38,250
     400    General Cigar Holding,
              Inc.*                                   8,900
   4,400    Marks Bros. Jewelers
              Inc.*                                  51,700
   2,000    Metris Companies, Inc.*                  49,500
   3,078    Nautica Enterprises Inc.*                76,950
   5,000    Rexall Sundown, Inc.*                   128,125
   4,500    Signature Resorts Inc.*                 105,750
   3,432    Stewart Enterprises Inc.                124,410
   5,100    Team Rental Group Inc.*                 104,550
   5,600    The North Face, Inc.*                    92,400
   1,600    Watsco, Inc.*                            40,800
   5,660    Wolverine World Wide                    206,590
                                                -----------
                                                  1,278,369
                                                -----------
            DATA PROCESSING              0.3%
   1,800    Data Processing
              Resources*                             33,300
                                                -----------
            ELECTRONICS AND
              ELECTRICAL                13.4%
   2,300    Act Manufacturing Inc.                   47,150
   4,300    Actel Corp.*                             93,525
   6,200    Advanced Lighting Techs*                136,400
   1,100    Benchmarq
              Microelectronics*                      13,338
   4,700    C.P. Clare Corp.*                        47,000
   1,500    CFM Technologies Inc.*                   43,875
   7,200    Computer Products Inc.*                 105,300
   4,703    Credence Systems Corp.*                  91,120
   5,454    Del Global Technologies
              Corp.*                                 44,995
   1,800    Electromagnetic Sciences,
              Inc.*                                  33,300
   4,600    Elexsys International
              Inc.*                                  55,200
   1,200    Enterprise Systems*                      27,000
   2,700    Flextronics International
              Ltd.*                                  52,987
   1,000    Helix Technology Corp.                   32,750
   3,900    Integrated Circuit
              Systems*                               55,575
   1,900    Jabil Circuit Inc.*                      85,500
   2,900    JPM Company*                             47,125
   1,500    Micrel, Inc.*                            43,500
   2,400    Micro Linear Corp.*                      29,700
     900    Photronics, Inc.*                        26,437
   2,250    Sanmina Corp.*                          100,405

See Notes to Financial Statements      10

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 SHARES                                            VALUE
---------                                       -----------
            ELECTRONICS AND
              ELECTRICAL--CONTINUED
   3,600    SDL Inc.*                           $    60,300
   3,100    Sierra Semiconductor
              Corp.*                                 49,988
   2,250    Thermo Voltek Corp.                      20,812
   2,800    Ultrak, Inc.*                            49,000
   3,700    Ultratech Stepper Inc.*                  80,937
                                                -----------
                                                  1,473,219
                                                -----------
            EMPLOYMENT AGENCY            0.6%
   2,530    On Assignment Inc.*                      63,250
                                                -----------
            ENTERTAINMENT                1.8%
   1,400    Family Golf Centers,
              Inc.*                                  26,775
   4,700    Penn National Gaming
              Inc.*                                  74,025
   2,500    Penske Motorsports Inc.*                 70,000
   1,200    Regal Cinemas Inc.*                      32,400
                                                -----------
                                                    203,200
                                                -----------
            FOOD AND SERVICES            0.7%
   2,100    Mortons Restaurant Group
              Inc.*                                  35,438
   2,250    Rainforest Cafe, Inc.*                   44,437
                                                -----------
                                                     79,875
                                                -----------
            FURNITURE/HOME APPLIANCES    0.9%
   4,250    Cort Business Services
              Corp.*                                 96,687
                                                -----------
            INSURANCE                    3.1%
   2,075    Compdent Corp.*                          58,100
   1,885    CRA Managed Care, Inc.*                  69,745
   4,830    HCC Insurance Holdings
              Inc.                                  118,335
   2,020    Reinsurance Group of
              America, Inc.                          97,970
                                                -----------
                                                    344,150
                                                -----------
            LODGING/MOTELS               1.5%
   7,800    Prime Hospitality Corp.*                121,875
   2,760    Studio Plus Hotels, Inc.*                47,610
                                                -----------
                                                    169,485
                                                -----------
            MACHINERY AND ENGINEERING    2.5%
   1,800    Memtec Ltd.                              45,675
   7,700    Miller Industries Inc.*                  92,400
   2,700    Remec, Inc.*                             54,675
   3,300    Rental Service Corp.*                    60,225
     700    Veeco Instruments Inc.*                  20,562
                                                -----------
                                                    273,537
                                                -----------
            MEDICAL SERVICES AND
              DRUGS                     10.0%
   4,975    American Homepatient
              Inc.*                                 109,450
   2,400    Amrion, Inc.*                            39,300
   4,700    Cytyc Corp.*                             88,125
   4,250    Dura Pharmaceuticals
              Inc.*                                 151,405
 SHARES                                            VALUE
---------                                       -----------
   1,400    Idexx Laboratories Inc.*            $    19,600
   2,750    Igen Inc.*                               14,437
   2,200    Impath, Inc.*                            38,500
     975    Lunar Corp.*                             32,662
   4,950    Medicis Pharmaceutical
              Class A*                              146,025
   2,200    Minimed, Inc.*                           56,650
   2,550    National Surgery Centers
              Inc.*                                  73,312
   2,000    NCS Healthcare Inc. Class
              A*                                     44,250
   1,000    Pediatix Medical*                        32,500
   1,500    Pharmaceutical Product
              Development*                           29,250
   2,050    Premier Research
              Worldwide*                             32,800
   1,300    Renal Care Group Inc.*                   41,275
   2,100    Sabratek Corp.*                          40,950
   3,200    Sangstat Medical Corp.*                  86,800
   1,000    United Dental Care Inc.*                 27,000
                                                -----------
                                                  1,104,291
                                                -----------
            RETAIL                       4.2%
   1,000    99 Cents Only Stores*                    20,125
   2,900    Barnett, Inc.*                           57,275
       1    Corporate Express Inc.                        8
   2,400    Cost Plus Inc.                           36,600
   3,300    Loehmann's, Inc.*                        57,750
   1,600    Mazel Stores Inc.*                       32,000
   1,200    Petco Animal Supplies,
              Inc.*                                  27,600
   5,200    The Men's Wearhouse Inc.*               143,000
   2,800    West Marine Inc.*                        89,600
                                                -----------
                                                    463,958
                                                -----------
            SOFTWARE                     8.2%
   2,600    Analysts International
              Corp.                                  56,550
   1,000    Arbor Software Corp.*                    25,000
   4,000    Black Box Corp.*                        107,500
   1,900    BTG, Inc.*                               33,250
   2,832    Computer Horizons Corp.*                 87,791
   4,500    Computer Learning
              Centers*                              147,375
     665    McAfee Associates Inc.*                  29,343
   3,600    Oak Technology Inc.*                     36,450
     600    PRI Automation, Inc.*                    28,200
     925    Project Software &
              Development, Inc.*                     29,022
   1,400    Red Brick Systems, Inc.*                 19,075
   2,100    Renaissance Solutions
              Inc.*                                  52,500
   3,000    SPSS, Inc.*                              73,500
   3,000    Summit Design, Inc.*                     22,125
   5,700    Technology Solutions
              Company*                              154,613
                                                -----------
                                                    902,294
                                                -----------
            TELECOMMUNICATIONS           3.2%
   1,550    Anadigics, Inc.*                         41,850
   3,300    Evergreen Media Corp.*                   96,113
   1,800    Intermedia Communications
              Inc.*                                  29,475

See Notes to Financial Statements      11

Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

 SHARES                                            VALUE
---------                                       -----------
            TELECOMMUNICATIONS--CONTINUED
   1,300    Level One Communications*           $    34,775
   6,000    Midcom Communication
              Inc.*                                  47,250
   2,200    Natural Microsystems
              Corp.*                                 43,725
   3,006    Saga Communications Inc.
              Class A*                               62,375
                                                -----------
                                                    355,563
                                                -----------
            TRANSPORTATION               1.3%
   5,750    Expeditors International
              of Washington, Inc.                   138,000
                                                -----------
Total Common Stocks (Cost $9,516,832)           $ 9,344,140
                                                -----------

PRINCIPAL
AMOUNT                                             VALUE
---------                                       -----------
 SHORT TERM INVESTMENTS
            REPURCHASE AGREEMENT         4.1%
$450,000    Bear Stearns & Co. Inc.
              Dated 3/31/1997 6.28%
              due 4/1/1997
              Collateralized by
              $2,900,000 United
              States Treasury Strips
              due 11/15/2022 (Value
              $459,476)                         $   450,000
                                                -----------
Total Investments (Cost $9,966,832)     88.8%   $ 9,794,140
Other Assets, Less Liabilities          11.2%     1,235,736
                                       ------   -----------
Net Assets                             100.0%   $11,029,876
                                       ------   -----------
                                       ------   -----------

*Denotes non-income producing security.

See Notes to Financial Statements      12

Statement of Assets and Liabilities                   March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost $9,966,832)--Note
    2                                                         $ 9,794,140
  Cash                                                          1,096,847
  Receivable for shares sold                                      161,996
  Dividends and interest receivable                                 7,201
  Other assets                                                      9,535
                                                              -----------
                                                               11,069,719
LIABILITIES:
  Accrued expenses and other                                       39,843
                                                              -----------
NET ASSETS at value, applicable to 581,128 outstanding
  shares--Note 5                                              $11,029,876
                                                              -----------
                                                              -----------
NET ASSET VALUE offering and redemption price per share
  ($11,029,876 divided by 581,128 shares)                     $     18.98
                                                              -----------
                                                              -----------

Statement of Operations              Six Months Ended March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $    29,656
    Dividends                                        2,618
                                               -----------
       Total Income                                         $    32,274
  Expenses:
    Investment manager's fees--Note 3               45,119
    Shareholder servicing fees and
       expenses--Note 3                             28,813
    Distribution fee--Note 3                         9,604
    Custodian fees and expenses                     29,798
    Legal and auditing fees                          4,770
    Directors' fees and expenses                     6,531
    Printing and postage                             5,900
    Registration fees                                7,614
    Other                                              904
                                               -----------
       Total expenses                              139,053
       Less expense reimbursement--Note 3          (48,816)
                                               -----------
       Net expenses                                              90,237
                                                            -----------
INVESTMENT (LOSS)--NET                                          (57,963)
REALIZED GAIN AND UNREALIZED (LOSS) ON
  INVESTMENTS--Note 4:
  Net realized gain on investments                 100,173
  Unrealized (depreciation) on investments      (1,987,056)
                                               -----------
NET REALIZED GAIN AND UNREALIZED (LOSS) ON
  INVESTMENTS                                                (1,886,883)
                                                            -----------
NET (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $(1,944,846)
                                                            -----------
                                                            -----------

                   See Notes to Financial Statements

Statement of Changes in Net Assets
----------------------------------------------------------------------------

                                                                        SIX MONTHS
                                                                           ENDED
                                                                          3/31/97    YEAR ENDED
                                                                        (UNAUDITED)   9/30/96
                                                                        -----------  ----------
OPERATIONS:
  Investment (loss)--net                                                $   (57,963) $  (61,578)
  Net realized gain on investments                                          100,173     697,630
  Unrealized appreciation (depreciation) on investments                  (1,987,056)    926,887
                                                                        -----------  ----------
  Increase (decrease) in net assets resulting from operations            (1,944,846)  1,562,939
                                                                        -----------  ----------
DIVIDEND DISTRIBUTION--Note 2:
  Realized gain on investments                                             (656,536)   (252,458)
                                                                        -----------  ----------
CAPITAL TRANSACTIONS--Note 5:
  Value of shares sold                                                    8,490,605   2,748,861
  Value of shares redeemed                                               (2,114,067)   (651,909)
  Value of shares issued in reinvestment of dividend distribution           645,826     250,995
                                                                        -----------  ----------
  Net increase in net assets resulting from capital transactions          7,022,364   2,347,947
                                                                        -----------  ----------
  Net increase                                                            4,420,982   3,658,428
NET ASSETS at beginning of period                                         6,608,894   2,950,466
                                                                        -----------  ----------
NET ASSETS at end of period                                             $11,029,876  $6,608,894
                                                                        -----------  ----------
                                                                        -----------  ----------

                   See Notes to Financial Statements

INTERMEDIATE-TERM FIXED-INCOME FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

PRINCIPAL
AMOUNT                                                      VALUE
---------                                                 ----------
UNITED STATES GOVERNMENT AND
  AGENCY OBLIGATIONS                              97.3%
$ 500,000   Federal Home Loan Bank
              7.27% Due 4/15/2003                         $  495,381
  200,000   Federal Home Loan Bank
              Structured Note
              6.50% Due 4/14/2004                            200,073
  300,000   Federal Home Loan Bank
              Structured Note
              6.00% Due 4/12/2001                            301,391
  200,000   Federal Home Loan Bank
              Structured Note
              6.10% Due 6/13/2001                            199,719
  200,000   Federal Home Loan Bank
              Structured Note
              5.20% Due 10/20/2000                           192,840
  640,465   Federal Home Loan Mortgage Corp.
              Remic 1680e
              6.50% Due 2/15/2024                            606,433
  250,000   Federal Home Loan Mortgage Corp.
              CMO 1489g
              5.85% Due 10/15/2006                           240,285
  350,000   Federal Home Loan Mortgage Corp
              7.61% Due 9/1/2004                             347,129
  500,000   Federal National Mortgage Association
              CMO 1994-10m
              6.50% Due 6/25/2023                            465,272
  450,000   Federal National Mortgage Association
              Remic Fnr1993-167 Paci(11)
              6.35% Due 1/25/2022                            424,143
  292,960   Federal National Mortgage Association
              Remic Fnr93-154k
              6.00% Due 8/25/2008                            272,470
  200,000   Federal National Mortgage Association
              Medium Term Note
              7.78% Due 5/22/2006                            199,760
  190,000   Federal National Mortgage Association
              Medium Term Note
              6.28% Due 2/3/2004                             180,380
  200,000   Federal National Mortgage Association
              Medium Term Note
              7.27% Due 6/6/2001                             200,396

PRINCIPAL
AMOUNT                                                      VALUE
---------                                                 ----------
$ 250,000   Federal National Mortgage Association
              Medium Term Note
              6.25% Due 1/14/2004                         $  238,439
  125,000   Federal National Mortgage Association
              Pri Strip, Structured Note
              0.00% Due 8/10/2004                            105,644
  390,000   Federal National Mortgage Association
              Medium Term Note
              7.46% Due 9/30/1999                            393,375
  250,000   Federal National Mortgage Association
              CMO G93-8pg
              6.50% Due 7/25/2018                            242,305
  250,000   Federal National Mortgage Association
              CMO-1993-54e
              6.25% Due 6/25/2019                            239,413
  174,983   Federal National Mortgage Association
              Remic
              7.00% Due 7/25/2005                            175,167
  183,063   Federal National Mortgage Association Pool
              #050987
              6.50% Due 2/1/2009                             177,579
  380,000   United States Treasury Notes
              8.875% Due 5/15/2000                           403,988
  100,000   United States Treasury Zero Coupons
              0.00% Due 2/15/1998                             94,947
   65,000   United States Treasury Zero Coupons
              0.00% Due 2/15/1998                             61,678
                                                          ----------
Total United States Government and
Agency Obligations (Cost $6,585,387)                      $6,458,207
                                                          ----------
SHORT TERM INVESTMENTS
            REPURCHASE AGREEMENT                   2.1%
$ 142,557   Bear Stearns & Co. Inc. dated 3/31/1997
              6.28% due 4/1/1997 collateralized by
              $920,000 United States Treasury Strips
              due 11/15/2022
              (Value $145,765)                               142,557
                                                          ----------
Total Investments (Cost $6,727,944)               99.4%   $6,600,764
Other Assets, Less Liabilities                     0.6%       40,999
                                                 ------   ----------
Net Assets                                       100.0%   $6,641,763
                                                 ------   ----------
                                                 ------   ----------

See Notes to Financial Statements      15

Statement of Assets and Liabilities                   March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost $6,727,944)--Note
    2                                                                     $6,600,764
  Receivable for shares sold                                                   3,612
  Dividends and interest receivable                                           86,060
  Other assets                                                                12,035
                                                                          ----------
                                                                           6,702,471
LIABILITIES:
  Dividends payable                                           $   38,274
  Accrued expenses and other                                      22,434      60,708
                                                              ----------  ----------
NET ASSETS at value, applicable to 638,248 outstanding
  shares--Note 5                                                          $6,641,763
                                                                          ----------
                                                                          ----------
NET ASSET VALUE offering and redemption price per share
  ($6,641,763 divided by 638,248 shares)                                  $    10.41
                                                                          ----------
                                                                          ----------

Statement of Operations              Six Months Ended March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                   $  218,319
                                               ----------
       Total Income                                        $  218,319
  Expenses:
    Investment manager's fees--Note 3              12,841
    Shareholder servicing fees and
       expenses--Note 3                            19,262
    Distribution fee--Note 3                        6,421
    Custodian fees and expenses                     1,718
    Legal and auditing fees                         4,770
    Directors' fees and expenses                    6,531
    Printing and postage                            5,900
    Registration fees                               7,614
    Other                                             840
                                               ----------
       Total expenses                              65,897
       Less expense reimbursement--Note 3         (33,977)
                                               ----------
       Net expenses                                            31,920
                                                           ----------
INVESTMENT INCOME--NET                                        186,399
REALIZED AND UNREALIZED (LOSS) ON
  INVESTMENTS--Note 4:
    Net realized (loss) on investments            (13,750)
    Unrealized (depreciation) on investments      (22,249)
                                               ----------
  NET REALIZED AND UNREALIZED (LOSS) ON
    INVESTMENTS                                               (35,999)
                                                           ----------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                             $  150,400
                                                           ----------
                                                           ----------

                   See Notes to Financial Statements

Statement of Changes in Net Assets
----------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                           ENDED
                                                                          3/31/97    YEAR ENDED
                                                                         (UNAUDITED)  9/30/96
                                                                         ----------  ----------
OPERATIONS:
  Investment income--net                                                 $  186,399  $  349,306
  Net realized gain (loss) on investments                                   (13,750)      2,356
  Unrealized (depreciation) on investments                                  (22,249)   (143,605)
                                                                         ----------  ----------
  Increase in net assets resulting from operations                          150,400     208,057
                                                                         ----------  ----------
DIVIDEND DISTRIBUTION--Note 2:
  Investment income--net                                                   (208,032)   (375,199)
  Realized gain on investments                                               (2,962)          0
                                                                         ----------  ----------
                                                                           (210,994)   (375,199)
                                                                         ----------  ----------
CAPITAL TRANSACTIONS--Note 5:
  Value of shares sold                                                      888,568   1,400,572
  Value of shares redeemed                                                 (239,884)   (881,027)
  Value of shares issued in reinvestment of dividend distribution           169,083     396,452
                                                                         ----------  ----------
  Net increase in net assets resulting from capital transactions            817,767     915,997
                                                                         ----------  ----------
  Net increase                                                              757,173     748,855
NET ASSETS at beginning of period                                         5,884,590   5,135,735
                                                                         ----------  ----------
NET ASSETS at end of period                                              $6,641,763  $5,884,590
                                                                         ----------  ----------
                                                                         ----------  ----------

                   See Notes to Financial Statements

MONEY MARKET FUND
Statement of Investments
March 31, 1997 (Unaudited)
----------------------------------------------

PRINCIPAL
AMOUNT                                          VALUE
---------                                     ----------
UNITED STATES GOVERNMENT
  AND AGENCY OBLIGATIONS              97.7%
$ 440,000 Federal National Mortgage
            Association Discount Note
            5.19% Due 4/9/1997                $  439,493
  250,000 Federal Farm Credit Bank
            5.41% Due 6/6/1997                   247,520
  200,000 Federal Home Loan Bank
            5.45% Due 5/30/1997                  199,905
  500,000 Federal Home Loan Mortgage
            Corporation Discount Note
            5.22% Due 4/4/1997                   499,782
  440,000 Federal National Mortgage
            Association Discount Note
            6.50% Due 4/1/1997                   440,000
                                              ----------
Total Bonds and Notes
  (Cost $1,826,700)                           $1,826,700
                                              ----------
SHORT TERM INVESTMENTS
          REPURCHASE AGREEMENT         3.9%
$  72,173 Bear Stearns & Co. Inc. dated
            3/31/1997 6.28% due 4/1/1997
            collateralized by $464,700
            United States Treasury Strips
            due 11/15/2022 (Value $72,627)        72,173
                                              ----------
Total Investments (Cost $1,898,873)  101.6%   $1,898,873
Liabilities, net of other assets      -1.6%      (30,588)
                                     ------   ----------
Net Assets                           100.0%   $1,868,285
                                     ------   ----------
                                     ------   ----------

See Notes to Financial Statements      18

Statement of Assets and Liabilities                   March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

ASSETS:
  Investments in securities at value (Cost
    $1,898,873)--Note 2                                           $1,898,873
  Dividends and interest receivable                                    5,446
  Other assets                                                        10,513
                                                                  ----------
                                                                   1,914,832
LIABILITIES:
  Payable for shares redeemed                            $22,050
  Dividends payable                                        7,430
  Accrued expenses and other                              17,067      46,547
                                                         -------  ----------
NET ASSETS at value, applicable to 1,868,300
 outstanding shares--Note 5                                       $1,868,285
                                                                  ----------
                                                                  ----------
NET ASSET VALUE offering and redemption price per share
 ($1,868,285 divided by 1,868,300 shares)                         $     1.00
                                                                  ----------
                                                                  ----------

Statement of Operations              Six Months Ended March 31, 1997 (Unaudited)
----------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Interest                                                   $  44,756
                                                               ---------
       Total Income                                                       $  44,756
  Expenses:
    Investment manager's fees--Note 3                              2,083
    Shareholder servicing fees and expenses--Note 3                4,999
    Distribution fee--Note 3                                       1,666
    Custodian fees and expenses                                      903
    Legal and auditing fees                                        4,768
    Directors' fees and expenses                                   6,531
    Printing and postage                                           5,978
    Registration fees                                              7,656
    Other                                                            434
                                                               ---------
       Total expenses                                             35,018
       Less expense reimbursement--Note 3                        (30,853)
                                                               ---------
       Net expenses                                                           4,165
                                                                          ---------
INVESTMENT INCOME--NET                                                       40,591
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                              --
                                                                          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  40,591
                                                                          ---------
                                                                          ---------

                   See Notes to Financial Statements

Statement of Changes in Net Assets
----------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED
                                                           3/31/97     YEAR ENDED
                                                         (UNAUDITED)     9/30/96
                                                         -----------   -----------
OPERATIONS:
  Investment income--net                                 $   40,591    $   65,661
                                                         -----------   -----------
  Increase in net assets resulting from operations           40,591        65,661
                                                         -----------   -----------
DIVIDEND DISTRIBUTION--Note 2:
  Investment income--net                                    (48,247)      (65,661)
                                                         -----------   -----------
CAPITAL TRANSACTIONS--Note 5:
  Value of shares sold                                      632,275       560,439
  Value of shares redeemed                                 (265,798)     (369,464)
  Value of shares issued in reinvestment of dividend
    distribution                                             46,203        64,916
                                                         -----------   -----------
  Net increase in net assets resulting from capital
    transactions                                            412,680       255,891
  Net increase                                              405,024       255,891
                                                         -----------   -----------
NET ASSETS at beginning of period                         1,463,261     1,207,370
                                                         -----------   -----------
NET ASSETS at end of period                              $1,868,285    $1,463,261
                                                         -----------   -----------
                                                         -----------   -----------

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Retirement System Fund Inc. ("Fund") is a no-load, open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended, designed to provide professional investment management and diversification of risk to investors by offering shares in separate investment funds ("Investment Funds"), each with a different investment objective. Currently investors may purchase shares of Money Market Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund and Core Equity Fund. In the future, the Fund expects to offer shares of Value Equity Fund, International Equity Fund and Actively Managed Fixed-Income Fund.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
                     The following is a summary of significant accounting
                 policies followed by the Investment Funds in the preparation of the financial statements.

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1) each listed security is valued at its closing price
                        obtained from the respective exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing or bid price.

                     (2) each unlisted security quoted on the NASDAQ is valued
                        at the last current bid price obtained from the NASDAQ;

                     (3) United States Government and agency obligations and
                        certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations.

                     (4) mortgage-backed securities and asset-backed securities are valued with a cash flow model based on both the pre-payment assumptions (Public Securities Association median) and the price-yield spreads over comparable United States Treasury Securities.

                     (5) short-term money market instruments (such as
                        certificates of deposit, bankers' acceptances and commercial paper) are valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit rating.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of Investors using methods and procedures reviewed and approved by the Fund's Directors.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                     The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 (C) DIVIDENDS TO SHAREHOLDERS:  Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. However, the Money Market Fund declares dividends daily and automatically reinvests such dividends in additional Fund shares at net asset value, unless the shareholder elects otherwise. Dividends are declared from the total of net investment income and net realized gain on investments.

                 (D) FEDERAL INCOME TAXES:  Each Investment Fund is treated as a separate entity for Federal Income tax purposes and is not combined with other Investment Funds. Each of the Investment Funds intends to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for Federal income taxes for these Investment Funds.

                 (E) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                 (F) OTHER:  Expenses directly attributed to each Investment
                     Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER
                 TRANSACTIONS WITH AFFILIATES
                     Retirement System Investors Inc. ("Investors") is the
                 investment advisor for each Investment Fund. Effective April 1, 1997, the Emerging Growth Equity Fund has engaged Pilgrim Baxter & Associates, Ltd. ("Pilgrim"), an independent investment manager, to make and effect decisions on buying and selling portfolio securities. Prior to April 1, 1997, the Putnam Advisory Company, Inc. was the investment manager for the Emerging Growth Equity Fund. Investors acts as investment manager to the remaining investment funds and, in the case of all Investment Funds, exercises general oversight with respect to portfolio management and reports to the Board of Directors with respect thereto. For their services, the investment managers are entitled to receive an annual fee, calculated daily and paid monthly, (calculated and paid quarterly in the case of Pilgrim), based upon a percentage of the average net assets of the respective Investment Funds. The specific percentages for the Investment Funds are set forth in the following table.

INVESTMENT FUND                                                                ANNUAL FEE
-----------------------------------------------------                         -------------
Core Equity Fund                                       First $50 million             0.60
                                                       Next $150 million             0.50
                                                       Over $200 million             0.40

Emerging Growth Equity Fund                            all asset levels              0.65
                                                       (effective 4/1/97)
                                                       First $25 million             1.00
                                                       Over $25 million              0.75
                                                       (until 3/31/97)

Intermediate-Term Fixed-Income Fund                    First $50 million             0.40
                                                       Next $100 million             0.30
                                                       Over $150 million             0.20

Money Market Fund                                      First $50 million             0.25
                                                       Over $50 million              0.20

                     In addition, Investors is entitled to receive an annual fee based upon a percentage of average net assets of the respective Investment Funds (or portion thereof) for which it does not act as investment manager, which fee shall be an amount equal to the sum of (i) .20% of total net assets of the applicable Investment Funds, and (ii) the fee to which the investment manager of the applicable Investment Funds is entitled, calculated in the manner described above with respect to the investment manager's fees for each such Investment Fund. Investors, in turn, remits such portion of its fee to the investment manager of such Investment Fund. With respect to the Investment Funds for which Investors does not act as investment manager, Investors has agreed to waive payment of the portion of the investment advisory fees in an amount equal to .20% of the total assets of the Investment Fund's operations, and intends to waive payment of such amount going forward if necessary to maintain a competitive expense ratio or to assure that the Investment Fund's expense ratios comply with regulations in various states where Fund shares are qualified for sale.

                     Pursuant to a Distribution Agreement ("Plan") each
                 Investment Fund pays Retirement System Distributors Inc. ("Distributor") an affiliate of Investors, a monthly fee determined as follows. The maximum amount payable under the Plan is equal to .25% of the average daily net assets of an Investment Fund but the Board of Directors currently limits such expenditures to .20% of average daily net assets. The Plan does not provide for any charges to an Investment Fund for excess amounts expended by the Distributor and, if the Plan is terminated, the obligation of the Investment Fund to make payments to the Distributor will cease and the Investment Fund will not be required to make any payments thereafter. If the Distributor's costs in connection with its distribution services to an Investment Fund are less than .20% of net assets, the Distributor may nevertheless retain the difference. If the Distributor's costs exceed .20% of net assets, the Distributor will assume the difference and will not be reimbursed therefore.

                     Retirement System Consultants Inc. ("Service Company"), an
                 affiliate of Investors, has entered into a Service Agreement with the Fund to provide each Investment Fund with the general administrative and related services necessary to carry on the affairs of the Investment Funds, including transfer agent and registrar services.

                     For its services, the Service Company is entitled to
                 receive a fee, calculated daily and paid monthly, based upon the percentage of the average daily net assets of the respective Investment Funds. The fee arrangement applicable for each of the investment funds is as follows:

AVERAGE NET ASSETS                    FEE
---------------------------------  ---------
First $25 million                        .60%
Next $25 million                         .50%
Next $25 million                         .40%
Next $25 million                         .30%
Over $100 million                        .20%

                     For the period ended March 31, 1997 Investors and its
                 affiliates waived fees and reimbursed expenses of the Core Equity Fund, Emerging Growth Equity Fund, Intermediate-Term Fixed-Income Fund, and Money Market Fund amounting to $54,616, $48,816, $33,977 and $30,853, respectively.

                     Each Director who is not an officer of the Investment Funds or a Trustee of Investors Retirement Trust receives an annual fee of $7,000. Each Director receives a fee of $800 per meeting attended, except that such fee is $400 for a telephonic meeting. A Director and several officers of the Fund are also officers of Investors and its affiliates.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short term securities, by the various Investment Funds for the period ended March 31, 1997:

INVESTMENT FUND                                             PURCHASES        SALES
--------------------------------------------------------  -------------  -------------
Core Equity Fund                                          $   2,325,426  $     699,569
Emerging Growth Equity Fund                                   8,003,995      3,051,332
Intermediate-Term Fixed-Income Fund                           2,689,444      1,050,816

                     The cost basis of investments for tax purposes is
                 substantially the same as the cost basis for book purposes. Net unrealized appreciation consisting of gross unrealized appreciation and gross unrealized (depreciation) at March 31, 1997 for each of the Investment Funds was as follows:

                                        NET UNREALIZED       GROSS          GROSS
                                         APPRECIATION     UNREALIZED      UNREALIZED
INVESTMENT FUND                         (DEPRECIATION)   APPRECIATION    DEPRECIATION
--------------------------------------  ---------------  -------------  --------------
Core Equity Fund                         $   2,917,415   $   3,067,860  $     (150,445)
Emerging Growth Equity Fund                   (172,692)        884,200      (1,056,892)
Intermediate-Term Fixed-Income Fund           (127,180)         13,455        (140,635)

                     The following summarizes the value of securities that were on loan to brokers and the value of securities held as collateral for these loans at March 31, 1997:

                                                            VALUE OF
                                                           SECURITIES      VALUE OF
INVESTMENT FUND                                              LOANED       COLLATERAL
--------------------------------------------------------  -------------  -------------
Core Equity Fund                                          $       3,231  $       3,961
Emerging Growth Equity Fund                                   2,377,169      3,425,716

                 NOTE 5--CAPITAL TRANSACTIONS
                     The Investment Funds were organized under the laws of the
                 state of Maryland in November 1990. The Investment Fund is authorized to issue two billion shares of capital stock, par value $.001 per share. The Board of Directors of the Investment Funds is authorized to establish multiple series of shares of capital stock, each evidencing interest in a separate Investment Fund.

                     Transactions in the shares of capital stock of each
                 Investment Fund for the period ended March 31, 1997 and the year ended September 30, 1996 were as follows:

                                     CORE EQUITY         EMERGING GROWTH
                                         FUND              EQUITY FUND
                                 --------------------  --------------------
                                   1997       1996       1997       1996
                                 ---------  ---------  ---------  ---------
Fund Shares Sold                   130,480    138,929    390,868    125,953
Dividends Reinvested                20,982      5,104     30,325     13,991
Fund Shares Redeemed               (26,486)   (42,161)  (103,569)   (31,299)
                                 ---------  ---------  ---------  ---------
Net Increase                       124,976    101,872    317,624    108,645
                                 ---------  ---------  ---------  ---------
                                 ---------  ---------  ---------  ---------


                                  INTERMEDIATE-TERM
                                  FIXED-INCOME FUND
                                 --------------------
                                   1997       1996
                                 ---------  ---------
Fund Shares Sold                    85,304    131,098
Dividends Reinvested                16,002     37,381
Fund Shares Redeemed               (24,060)   (82,620)
                                 ---------  ---------
Net Increase                        77,246     85,859
                                 ---------  ---------
                                 ---------  ---------

                     Net Assets at March 31, 1997 are as follows:

                                                      EMERGING
                                      CORE EQUITY      GROWTH
                                         FUND       EQUITY FUND
                                      -----------  --------------
Paid-in Capital                       $ 8,279,429   $ 11,217,906
Undistributed investment
  income gain--net                        340,130        549,503
Accumulated realized (loss)              (210,946)      (564,841)
Unrealized appreciation
  (depreciation)                        2,917,415       (172,692)
                                      -----------  --------------
                                      $11,326,028   $ 11,029,876
                                      -----------  --------------
                                      -----------  --------------

                                    INTERMEDIATE-TERM   MONEY MARKET
                                    FIXED-INCOME FUND       FUND
                                    -----------------   ------------
Paid-in Capital                        $6,778,991        $1,839,596
Undistributed investment
  income--net                               6,664            28,689
Accumulated realized gain (loss)          (16,712)                0
Unrealized depreciation                  (127,180)                0
                                    -----------------   ------------
                                       $6,641,763        $1,868,285
                                    -----------------   ------------
                                    -----------------   ------------

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

                     The Investment Funds activity during the year in writing
                 equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates the Investment Funds to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds option transactions
                 written for the year follows:

                                                NUMBER OF
                                                 OPTIONS      PREMIUMS
                                                CONTRACTS     RECEIVED
                                              -------------  -----------
Contracts outstanding at September 30, 1996        --            --
Options written                                        10     $   5,095
Options exercised                                  --            --
Options expired                                    --            --
Contracts outstanding at March 31, 1997                10     $   5,095

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                                       CORE EQUITY FUND
                                          --------------------------------------------------------------------------
                                           PERIOD        YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                           3/31/97      9/30/96      9/30/95      9/30/94      9/30/93      9/30/92
                                          ---------    ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout
    the period)
Net Asset Value, Beginning of Period         $20.11       $16.69       $12.72       $12.08       $10.98       $10.45
                                          ---------    ---------    ---------    ---------    ---------    ---------
Income from investment operations:

Investment income--net                        0.115         0.21         0.13         0.15         0.18         0.23

Net realized and unrealized gain on
  investments                                 0.500         3.45         4.22         0.74         1.84         0.60
                                          ---------    ---------    ---------    ---------    ---------    ---------
Total from Investment Operations              0.615         3.66         4.35         0.89         2.02         0.83
                                          ---------    ---------    ---------    ---------    ---------    ---------
Distributions:
Distributions from capital gains             (0.705)      --            (0.22)       (0.11)       (0.64)       (0.08)
Distributions from investment income         --            (0.24)       (0.16)       (0.14)       (0.28)       (0.22)
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Total Distributions                        (0.705)       (0.24)       (0.38)       (0.25)       (0.92)       (0.30)
                                          ---------    ---------    ---------    ---------    ---------    ---------
Net increase                                 (0.090)        3.42         3.97         0.64         1.10         0.53
                                          ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period               $20.02       $20.11       $16.69       $12.72       $12.08       $10.98
                                          ---------    ---------    ---------    ---------    ---------    ---------
                                          ---------    ---------    ---------    ---------    ---------    ---------
TOTAL RETURN*                                  3.91%       22.21%       35.24%        7.47%       19.39%        8.11%

RATIOS/SUPPLEMENTAL DATA:

Ratios to average net assets:
  Expenses                                     1.00%+       0.97%        0.90%        0.90%        0.90%        0.90%
  Investment income--net                       0.96%+       1.23%        1.52%        1.17%        1.31%        1.86%
  Decrease reflected in above expense
    ratio due to expense waivers and
    reimbursement                              1.04%+       1.08%        1.30%        1.33%        2.43%        2.46%
Portfolio turnover rate                        7.37%       18.08%       25.49%        9.64%       21.79%       61.27%
Average commission rate paid
  (per share)                                $ 0.04       $ 0.05           --           --           --           --
Net Assets at End of Period ($1,000's)      $11,326       $8,865       $5,657       $3,639       $3,094       $1,049

                   * The total return calculation reflects dividend reinvestment and is not annualized for periods less than one year.
                   +Annualized.

                                                                      EMERGING GROWTH
                                                                        EQUITY FUND
                                          -----------------------------------------------------------------------
                                           PERIOD         YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                           3/31/97       9/30/96     9/30/95     9/30/94     9/30/93     9/30/92
                                          ---------     ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout
    the period)
Net Asset Value, Beginning of Period         $25.08        $19.05      $14.01      $14.74      $11.83      $10.54
                                          ---------     ---------   ---------   ---------   ---------   ---------
Income from investment operations:

Investment (loss)--net                        (0.13)        (0.17)      (0.12)      (0.04)      (0.13)      (0.17)

Net realized and unrealized gain on
  investments                                 (3.91)         7.62        5.49        1.58        4.36        1.61
                                          ---------     ---------   ---------   ---------   ---------   ---------
Total from Investment Operations              (4.04)         7.45        5.37        1.54        4.23        1.44
                                          ---------     ---------   ---------   ---------   ---------   ---------
Distributions:
Distributions from capital gains              (2.06)        (1.42)      (0.33)      (2.27)      (1.21)      (0.13)
Distributions from investment income         --            --          --          --           (0.11)     --
Return of capital                            --            --          --          --          --           (0.02)
                                          ---------     ---------   ---------   ---------   ---------   ---------
  Total Distributions                         (2.06)        (1.42)      (0.33)      (2.27)      (1.32)      (0.15)
                                          ---------     ---------   ---------   ---------   ---------   ---------
Net Increase (Decrease)                       (6.10)         6.03        5.04       (0.73)       2.91        1.29
                                          ---------     ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period               $18.98        $25.08      $19.05      $14.01      $14.74      $11.83
                                          ---------     ---------   ---------   ---------   ---------   ---------
                                          ---------     ---------   ---------   ---------   ---------   ---------
TOTAL RETURN*                                (17.12)%       42.07%      39.20%      11.89%      38.05%      13.80%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses                                     2.00%+        1.96%       1.85%       1.85%       1.85%       1.86%
  Investment (loss)--net                      (1.28)%+      (1.43)%     (1.33)%     (1.37)%     (1.34)%     (1.10)%
  Decrease reflected in above expense
    ratio due to expense waivers and
    reimbursement                              1.08%+        1.49%       3.30%       4.11%       6.41%       7.90%
Portfolio turnover rate                       38.23%        77.94%      84.05%      72.59%     144.49%     138.46%
Average commission rate paid (per share)     $ 0.01        $ 0.01          --          --          --          --
Net Assets at End of Period ($1,000's)      $11,030        $6,609      $2,950      $1,825      $1,352        $684

                   * The total return calculation reflects dividend reinvestment and is not annualized for periods less than one year.
                   +Annualized.

                                                                     INTERMEDIATE-TERM
                                                                     FIXED-INCOME FUND
                                               -------------------------------------------------------------
                                               PERIOD       YEAR      YEAR      YEAR      YEAR       YEAR
                                                ENDED       ENDED     ENDED     ENDED     ENDED      ENDED
                                               3/31/97     9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
                                               -------     -------   -------   -------   -------   ---------
PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout
    the period)
Net Asset Value, Beginning of Period           $ 10.49     $ 10.81   $ 10.46   $ 11.43   $ 11.00     $ 10.46
                                               -------     -------   -------   -------   -------   ---------
Income from investment operations:

Investment income--net                           0.310        0.66      0.59      0.52      0.54        0.80

Net realized and unrealized gain (loss)
  on investments                                (0.050)      (0.26)     0.38     (0.85)     0.36        0.73
                                               -------     -------   -------   -------   -------   ---------
Total from Investment Operations                 0.260        0.40      0.97     (0.33)     0.90        1.53
                                               -------     -------   -------   -------   -------   ---------
Distributions:
Distributions from capital gains                (0.005)      --        (0.05)    (0.08)     0.00       (0.15)
Distributions from investment income            (0.340)      (0.72)    (0.57)    (0.56)    (0.47)      (0.84)
                                               -------     -------   -------   -------   -------   ---------
  Total Distributions                           (0.345)      (0.72)    (0.62)    (0.64)    (0.47)      (0.99)
                                               -------     -------   -------   -------   -------   ---------
Net Increase (decrease)                         (0.085)      (0.32)     0.35     (0.97)     0.43        0.54
                                               -------     -------   -------   -------   -------   ---------
Net Asset Value, End of Period                 $ 10.41     $ 10.49   $ 10.81   $ 10.46   $ 11.43     $ 11.00
                                               -------     -------   -------   -------   -------   ---------
                                               -------     -------   -------   -------   -------   ---------
TOTAL RETURN*                                     2.53%       3.82%     9.64%    (2.99)%    8.47%      13.86%

RATIOS/SUPPLEMENTAL DATA:

Ratios to average net assets
  Expenses                                        1.00%+      0.97%     0.90%     0.90%     0.90%       0.90%
  Investment income--net                          5.82%+      6.27%     5.71%     5.76%     4.90%       5.59%
  Decrease reflected in above expense
    ratio due to expense waivers and
    reimbursement                                 1.06%+      1.00%     1.09%     1.66%     3.33%       5.56%
Portfolio turnover rate                          18.36%      39.69%     8.50%     8.68%    27.62%       8.66%
Net Assets at End of Period ($1,000's)         $ 6,642     $ 5,885   $ 5,136   $ 3,372   $ 2,159     $   881

                   * The total return calculation reflects dividend reinvestment and is not annualized for periods less than one year.
                   +Annualized.

                                                                     MONEY MARKET FUND
                                               -------------------------------------------------------------
                                               PERIOD       YEAR      YEAR      YEAR      YEAR       YEAR
                                                ENDED       ENDED     ENDED     ENDED     ENDED      ENDED
                                               3/31/97     9/30/96   9/30/95   9/30/94   9/30/93    9/30/92
                                               -------     -------   -------   -------   -------   ---------

PER SHARE OPERATING PERFORMANCE
  (for a share outstanding throughout
    the period)
Net Asset Value, Beginning of Period             $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
                                               -------     -------   -------   -------   -------   ---------
Income from investment operations:

Investment income--net                            0.02        0.05      0.05      0.03      0.03       0.04

Total from Investment Operations                  0.02        0.05      0.05      0.03      0.03       0.04
                                               -------     -------   -------   -------   -------   ---------
Distributions:
Distributions from investment income             (0.02)      (0.05)    (0.05)    (0.03)    (0.03)     (0.04)
                                               -------     -------   -------   -------   -------   ---------
  Total Distributions                            (0.02)      (0.05)    (0.05)    (0.03)    (0.03)     (0.04)
                                               -------     -------   -------   -------   -------   ---------
Net Increase (decrease)                           0.00        0.00      0.00      0.00      0.00       0.00
                                               -------     -------   -------   -------   -------   ---------
Net Asset Value, End of Period                   $1.00       $1.00     $1.00     $1.00     $1.00      $1.00
                                               -------     -------   -------   -------   -------   ---------
                                               -------     -------   -------   -------   -------   ---------
TOTAL RETURN*                                     4.90%++     5.19%     5.20%     3.27%+    2.77%      3.73%

RATIOS/SUPPLEMENTAL DATA:

Ratios to average net assets
  Expenses                                        0.50%++     0.50%     0.50%     0.42%     0.25%      0.44%
  Investment income--net                          4.86%++     5.06%     5.15%     3.18%     2.94%      3.68%
  Decrease reflected in above expense
    ratio due to expense waivers and
    reimbursement                                 3.70%++     3.64%     3.72%     3.47%     4.39%      5.19%
Net Assets at End of Period ($1,000's)          $1,868      $1,463    $1,207    $1,112    $1,466       $664

                    * The total return calculation reflects dividend
                      reinvestment.
                    + Had an affiliate of the advisor not contributed capital to the fund to reimburse a realized loss, the total return would have been 3.22%.
                   ++Annualized.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 John F. Meuser, Senior Vice President and Treasurer
                 Veronica A. Fisher, First Vice President and Assistant
                 Treasurer
                 Herbert Kuhl, Jr., C.F.A., First Vice President
                 Chris R. Kaufman, Second Vice President
                 Deborah A. Modzelewski, Second Vice President
                 Heidi Viceconte, Second Vice President

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Pilgrim Baxter & Associates, Ltd.
                 Retirement System Investors Inc.

                 CUSTODIAN
                 ---------------------------------------------------------------
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 CONSULTANT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 McGladrey & Pullen, LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Morgan, Lewis & Bockius, LLP

                 BOARD OF DIRECTORS
                 ---------------------------------------------------------------
                 Edward J. Brown
                   Retired President and Chief Operating Officer
                   Apple Bank for Savings and Apple Bancorp, Inc., NY

                 Candace Cox
                   President
                   NYNEX Asset Management Co., NY

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY

                 Eugene C. Ecker
                   Pension and Group Insurance Consultant

                 Joseph P. Gemmell
                   Chairman of the Board, President and Chief Executive Officer Bankers Savings, NJ

                 Covington Hardee
                   Retired Chairman
                   The Lincoln Savings Bank, FSB, NY

                 Raymond L. Willis
                   Private Investments

FOR MORE COMPLETE INFORMATION ABOUT RETIREMENT SYSTEM FUND INC., INCLUDING CHARGES AND EXPENSES, CALL 1-800-772-3615 FOR A PROSPECTUS OR WRITE TO RETIREMENT SYSTEM DISTRIBUTORS INC., CUSTOMER SERVICE, P.O. BOX 2064, GRAND CENTRAL STATION, NEW YORK, NY 10163-2064. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. RETIREMENT SYSTEM FUND IS DISTRIBUTED EXCLUSIVELY BY RETIREMENT SYSTEM DISTRIBUTORS INC. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SEMI-ANNUAL
REPORT

*Not yet available for sale to investors



[LOGO]
RETIREMENT SYSTEM
Fund Inc.

CORE EQUITY FUND
EMERGING GROWTH EQUITY FUND
INTERMEDIATE-TERM FIXED-INCOME FUND
MONEY MARKET FUND
VALUE EQUITY FUND*
INTERNATIONAL EQUITY FUND*
ACTIVELY MANAGED FIXED-INCOME FUND*

1997

   BROKER/DEALER

      [LOGO]

  RETIREMENT SYSTEM
  Distributors Inc.

    P.O. Box 2064
 Grand Central Station
New York, NY 10163-2064